Document And Entity Information	Nov. 13, 2026
Document Information [Line Items]
Entity, Registrant Name	iShares® Gold Trust Micro
Document, Type	8-K
Document, Period End Date	Nov. 13, 2026
Entity, Incorporation, State or Country Code	NY
Entity, File Number	001-40521
Entity, Tax Identification Number	83-6527686
Entity, Address, Address Line One	400 Howard Street
Entity, Address, City or Town	San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	670-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares
Trading Symbol	IAUM
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001759124